Label	Element	Value
BBH INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BBH INCOME FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the BBH Income Fund (the “Fund”) is to provide maximum total return, with an emphasis on current income, consistent with preservation of capital and prudent investment management.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy, hold, and sell the Fund’s Class N Shares and Class I Shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and expense example below. As of the date of this prospectus, Class N Shares are not operational.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, primarily in the form of bid-ask spreads, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses for Class N Shares are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund’s Class N Shares and Class I Shares to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund’s Class N Shares and Class I Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund’s Class N Shares and Class I Shares remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Brown Brothers Harriman & Co. (“BBH&Co.”), through a separately identifiable department (“Investment Adviser”), serves as the Fund’s investment adviser. The Fund seeks to achieve its investment objective by investing in a well-diversified portfolio of fixed income instruments, including floating or variable rate debt instruments. The Fund intends to invest only in debt instruments which are performing, durable, and available at an attractive valuation. With respect to fixed income instruments, the term “performing” indicates that the instrument is making payment of interest and principal on schedule, while the term “durable” signifies the Investment

Adviser’s assessment that the obligor responsible for making payment on the instrument is likely to continue making such timely payment in a variety of future economic circumstances. The Investment Adviser considers an instrument to be “attractively valued” when the Investment Adviser believes that the instrument’s potential total return exceeds that which would be normally justified by the instrument’s underlying risks.

The Fund’s investments will be primarily focused in notes and bonds issued by domestic and non-U.S. corporations, financial institutions, the U.S. Government and government agencies and government guaranteed issuers; asset-backed securities, consisting of consumer and commercial asset-backed securities; commercial mortgage-backed securities and residential mortgage-backed securities and loan transactions. The Fund may purchase select municipal obligations, sovereign debt, and fixed income securities issued by corporations and governments in non-U.S. countries, including in emerging markets, when the Investment Adviser believes that the additional returns available from these securities are attractive. The Fund may invest in money market instruments, repurchase agreements, commercial paper and for hedging purposes, derivative instruments, consisting of futures, swaps and options, to meet its investment objective. The Fund may also invest a portion of its assets in securities that have characteristics of equity securities, including but not limited to convertible securities and preferred stock. Subject to applicable statutory and regulatory limitations, the Fund may invest in shares of other investment companies, consisting of shares of exchange-traded funds (“ETFs”) and notes issued by business development companies (“BDCs”). The Fund’s investment in other investment companies may include shares of money market funds, including funds affiliated with the Investment Adviser. The Fund may invest in fixed- and floating-rate loan transactions, which investments generally will be in the form of loan participations, delayed funding loans, and revolving credit facilities, or assignments of portions of such loans. The Fund may also invest in private placement securities, including Rule 144A, Regulation S and Regulation D securities, to meet its investment objective.

The Fund has no limitations on the range of maturities of the debt securities in which it can invest and may hold securities with short-, medium- or long-term maturities. The Fund will seek to maintain an overall portfolio duration

(sensitivity to changes in yields) that is consistent with the broad investment grade market through the use of securities held and U.S. Treasury futures. Under normal circumstances, the Fund is managed with the intention of maintaining an effective duration of between 80% - 120% of the effective duration of the Bloomberg US Aggregate Index, which as of January 31, 2024 was approximately 6.22 years. The Fund also targets, under normal circumstances, the following exposure limitations at the time of purchase: 95% of the Fund’s assets in instruments denominated in U.S. Dollars including securities issued by corporate or sovereign issuers domiciled outside of the U.S.; 75% or more of the Fund’s assets in instruments with an investment grade rating; 25% or less of the Fund’s assets in instruments rated “BB” (or equivalent) and below and their unrated equivalents, which are commonly referred to as “junk bonds”; 10% or less of the Fund’s assets in corporate or sovereign debt of issuers domiciled in emerging markets (defined as an issuer in the JPMorgan Emerging Market Bond Index (“JPM EMBI”)); and 5% or less of the Fund’s assets in instruments rated “CCC” (or equivalent) and below. These limitations notwithstanding, the Fund will have the flexibility to invest in the sectors, industries, securities and durations that the Investment Adviser identifies as offering attractive risk- adjusted returns consistent with the Fund’s investment objective. The Fund may also buy non-U.S. securities that are denominated in currency other than the U.S. Dollar.

As part of the Fund’s investment process, the Investment Adviser considers environmental, social and governance (“ESG”) factors when evaluating investments in corporate notes and bonds and in structured products. The Investment Adviser does not evaluate ESG factors for investments in investment companies and securities issued by the U.S. government and its agencies. ESG factors may include, but are not limited to, the environmental and social risks of the issuer, as well as the issuer’s instituted governance programs.

When an instrument is no longer trading at an attractive valuation, according to this framework, the Fund aims to sell the investment entirely and invest the proceeds in cash or U.S. Treasury instruments until it identifies another attractively valued investment.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its investment objective by investing in a well-diversified portfolio of fixed income instruments, including floating or variable rate debt instruments. The Fund intends to invest only in debt instruments which are performing, durable, and available at an attractive valuation. With respect to fixed income instruments, the term “performing” indicates that the instrument is making payment of interest and principal on schedule, while the term “durable” signifies the Investment Adviser’s assessment that the obligor responsible for making payment on the instrument is likely to continue making such timely payment in a variety of future economic circumstances. The Investment Adviser considers an instrument to be “attractively valued” when the Investment Adviser believes that the instrument’s potential total return exceeds that which would be normally justified by the instrument’s underlying risks.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table give an indication of the risks involved with an investment in the Fund. The bar chart shows changes in the performance of the Fund’s Class I Shares from year to year. The table shows how the average annual returns of the Fund’s Class I Shares for the periods indicated compared to a broad-based market index. One cannot invest directly in an index.

When you consider this information, please remember that the Fund’s performance (before and after taxes) in past years is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.bbhfunds.com or can be obtained by phone at 1-800-575-1265.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table give an indication of the risks involved with an investment in the Fund. The bar chart shows changes in the performance of the Fund’s Class I Shares from year to year. The table shows how the average annual returns of the Fund’s Class I Shares for the periods indicated compared to a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-575-1265
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bbhfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	When you consider this information, please remember that the Fund’s performance (before and after taxes) in past years is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for Class I Shares (% Per Calendar Year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Performing Quarter:	7.29% in 4th quarter of 2023
Lowest Performing Quarter:	(6.26)% in 2nd quarter of 2022

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The Fund’s performance figures assume that all distributions were reinvested in the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns for Class I Shares will differ from those shown for Class N Shares, once that share class is operational. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The Fund’s performance figures assume that all distributions were reinvested in the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns for Class I Shares will differ from those shown for Class N Shares, once that share class is operational. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

BBH INCOME FUND | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	A shareholder may lose money by investing in the Fund.
BBH INCOME FUND | Interest Rate Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk:Interest rate risk refers to the price fluctuation of a bond in response to changes in interest rates. Rising interest rates tend to cause the price of debt securities (especially those with longer maturities) and the Fund’s share price to fall. Although generally less sensitive to interest rate changes than fixed-income securities, the value of variable and floating rate securities may decline if their interest rates (which typically reset only periodically) do not rise as quickly, or as much, as general interest rates.
BBH INCOME FUND | Maturity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Maturity Risk:Interest rate risk, as discussed above, will generally affect the price of a fixed income security more if the security has a longer maturity.
BBH INCOME FUND | Issuer Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Issuer Risk:The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.
BBH INCOME FUND | Credit Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit Risk:Credit risk refers to the likelihood that an issuer, guarantor, borrower, or the counterparty to a derivative contract or repurchase agreement, will default on interest or principal payments. For asset-backed and commercial mortgage-backed securities, there is risk that the impairment of the value of the collateral underlying the security, such as non-payment of loans, will result in default on interest or principal payments. For loan transactions, there is risk that the borrower of the loan may, or will, default or become otherwise unable or unwilling to pay. Additionally, loans that have a lower priority in an issuer’s capital structure may involve a higher degree of overall risk than more senior loans. In addition to the possibility of an issuer being in default, the issuer may request an extension on the maturity of a security. In instances in which the maturity of a security is extended, the value of the security may decline.
BBH INCOME FUND | Asset-Backed Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Asset-Backed Securities Risk:Investments in asset-backed securities are subject to prepayment and extension risks, as well as risk that the underlying borrower will be unable to meet its obligations. In addition, during periods of falling interest rates asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. A fund holding asset-backed securities may exhibit additional volatility during periods of fluctuating interest rates.
BBH INCOME FUND | Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Management Risk:The Fund is actively managed and its success depends upon the investment skills and analytical abilities of the Investment Adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the Investment Adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.
BBH INCOME FUND | Prepayment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Prepayment Risk:The Fund’s investments are subject to the risk that in times of declining interest rates, the Fund’s higher yielding securities will be prepaid and the Fund will have to replace them with securities potentially having a lower yield.
BBH INCOME FUND | Mortgage–Backed Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Mortgage-Backed Securities Risk:Borrowers may default on their mortgage obligations or guarantors may default on the guarantees underlying the mortgage-backed securities. In addition, during periods of falling interest rates mortgage-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. A fund holding mortgage-related securities may exhibit additional volatility during periods of fluctuating interest rates.
BBH INCOME FUND | Illiquid Investment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Illiquid Investment Risk:Illiquid investments subject the Fund to the risk that it may not be able to sell the investments when desired or at favorable prices. The size of a transaction or illiquid markets may be factors. Some loan transactions may be subject to legal or contractual restrictions on resale or may trade infrequently and, as a result, it may take longer to settle these transactions, which may result in impaired value when the Fund needs to liquidate such loans. In addition, certain derivative instruments and private placements, such as Rule 144A, Regulation S and Regulation D securities, may be illiquid.
BBH INCOME FUND | Private Placement Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Private Placement Risk:The Fund may invest in private placement securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. Private placement securities are securities that have not been registered under the applicable securities laws, such as Rule 144A securities, securities of U.S. and non-U.S. issuers that are issued pursuant to Regulation S and securities issued pursuant to Regulation D. Restricted securities may not be listed on an exchange and may have no active trading market, resulting in the security being deemed illiquid.
BBH INCOME FUND | Large Shareholder Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Large Shareholder Risk:To the extent that the Fund experiences a large purchase or redemption on any business day, the Fund’s performance may be adversely affected.
BBH INCOME FUND | Non-U.S. Investment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Non-U.S. Investment Risk:Investing in securities of companies based outside of the United States involves risks not typically associated with investing in securities of companies organized and operated in the United States. These risks include adverse political, social and economic developments abroad, different kinds and levels of market and issuer regulations, and the different characteristics of overseas economies and markets. These factors can make foreign investments more volatile and potentially less liquid than U.S. investments. Changes in non-U.S. currency exchange rates can affect the value of the Fund’s portfolio.
BBH INCOME FUND | Sovereign Debt Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Sovereign Debt Risk:Bonds issued by foreign governments, sometimes referred to as “sovereign” debt, present risks not associated with investments in other types of bonds. The government or agency issuing the debt may be unable or unwilling to make interest payments and/or repay the principal owed. In such instance, the Fund may have limited recourse against the issuing government or agency.
BBH INCOME FUND | U.S. Government Agency Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	U.S. Government Agency Securities Risk:Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. Government has historically provided financial support to U.S. government-sponsored agencies or instrumentalities during times of financial stress, no assurance can be given that it will do so in the future. Such securities are neither issued nor guaranteed by the U.S. Treasury.
BBH INCOME FUND | Below Investment Grade Securities (Junk Bonds) Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Below Investment Grade Securities (Junk Bonds) Risk:Due to uncertainty regarding the ability of the issuer to pay principal and interest, securities that are rated below investment grade (i.e., Ba1/BB+ or lower), and their unrated equivalents, may be subject to greater risks than securities which have higher credit ratings, including a high risk of default. These securities are considered speculative and are commonly known as “junk bonds.”
BBH INCOME FUND | Call Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Call Risk:If the securities in which the Fund invests are redeemed by the issuer before maturity the Fund may have to reinvest the proceeds in securities that pay a lower interest rate.
BBH INCOME FUND | Derivatives Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk:Derivatives are financial contracts, the value of which depends on, or is derived from, the value of an underlying asset or index. The risks associated with derivatives are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Risks include illiquid investment risk, interest rate risk, market risk, credit risk, risk of mis-pricing or improper valuation and the risk of miscorrelation. Derivatives also expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations. The Fund could lose more than the principal amount invested.
BBH INCOME FUND | Emerging Markets Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Emerging Markets Risk:Emerging markets involve risks greater than those generally associated with investing in more developed foreign markets. These less developed markets can be subject to greater social, economic, regulatory and political uncertainties and the price of securities issued by emerging markets issuers can be extremely volatile.
BBH INCOME FUND | Investment Company Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investment Company Risk:The Fund may invest in securities of other investment companies, such as ETFs. When purchasing shares of other investment companies, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying or investment company. The Fund is subject to the risks associated with the investment company’s investments. These risks may be similar to the risks of the Fund but may also vary wildly depending on the underlying investment strategy and objectives. ETF’s may be designed to track a particular index, if the performance of the underlying securities of the index goes down, the investment in the ETF may result in a loss. ETF shares are traded on securities exchanges and may not be traded extensively, which may result in larger differences between the “ask” price quoted by a seller and the “bid” price offered by a buyer.
BBH INCOME FUND | Business Development Company Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Business Development Company Risk:BDCs may carry risks similar to those of a private equity or venture capital fund. BDC company securities are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. BDCs usually trade at a discount to their net asset value because they invest in unlisted securities and have limited access to capital markets.
BBH INCOME FUND | Convertible Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Convertible Securities Risk:The Fund may invest in convertible securities, which may perform in a similar manner to a regular debt security. Investments in convertible securities are subject to a variety of risks, including investment risk, market risk, issuer risk and interest rate risk. A rise in market interest rates may result in the value of a convertible security decreasing. Additionally, if an issuer is not able to pay interest or dividends when due, the market value of the security may change based on the issuer’s credit rating and the perception of the issuer’s creditworthiness. Convertible securities may also be lower-rated securities as they may face higher levels of credit risk.
BBH INCOME FUND | Preferred Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Preferred Securities Risk:The Fund may invest in preferred securities which are equity interests in a company that entitle the holder to receive common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company, in preference to the holders of other securities. Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities may pay dividends only after the company makes required payments on bonds and other debt. If a company experiences actual or perceived changes in its financial condition or prospects, the value of preferred securities may be more greatly affected than the value of bonds and other debt.
BBH INCOME FUND | Investment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investment Risk:Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
BBH INCOME FUND | Loan Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Loan Risk:Loan participations and assignments, delayed funding loans and revolving credit facilities may have the effect of requiring the Fund to increase its investment in a company at a time when it might not otherwise decide to do so. Loan participations, delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.
BBH INCOME FUND | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk:The price of a security may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally.
BBH INCOME FUND | Municipal Issuer Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Municipal Issuer Risk:The Fund may invest in municipal securities. The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a default or bankruptcy. If a security’s structure fails to function as intended, the security could become taxable or decline in value. Additionally, issuers of municipal obligations may not be able to make timely payments because of general economic downturns or increased governmental costs.
BBH INCOME FUND | Repurchase Agreement Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Repurchase Agreement Risk:This is the risk that the other party to a repurchase agreement will default on its obligation under the agreement.
BBH INCOME FUND | Sector Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Sector Risk:A significant investment of Fund assets within one or more sectors, industries, securities and/or durations may increase the Fund’s sensitivity to adverse economic, business, political, or other risks associated with such sector, industry, security or duration.
BBH INCOME FUND | Bloomberg US Aggregate Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	Bloomberg US Aggregate Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	5.53%
5 Years	rr_AverageAnnualReturnYear05	1.10%
Since Inception	rr_AverageAnnualReturnSinceInception	1.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 27, 2018
BBH INCOME FUND | CLASS N SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the subscription amount)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of the amount being reinvested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	225
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10
BBH INCOME FUND | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the subscription amount)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of the amount being reinvested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 47
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	147
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	257
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 578
Annual Return 2019	rr_AnnualReturn2019	9.28%
Annual Return 2020	rr_AnnualReturn2020	11.53%
Annual Return 2021	rr_AnnualReturn2021	1.63%
Annual Return 2022	rr_AnnualReturn2022	(13.72%)
Annual Return 2023	rr_AnnualReturn2023	9.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performing Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performing Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.26%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.08%
5 Years	rr_AverageAnnualReturnYear05	3.11%
Since Inception	rr_AverageAnnualReturnSinceInception	3.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 27, 2018
BBH INCOME FUND | CLASS I SHARES | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	6.71%
5 Years	rr_AverageAnnualReturnYear05	1.01%
Since Inception	rr_AverageAnnualReturnSinceInception	1.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 27, 2018
BBH INCOME FUND | CLASS I SHARES | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	5.59%
5 Years	rr_AverageAnnualReturnYear05	1.59%
Since Inception	rr_AverageAnnualReturnSinceInception	1.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 27, 2018

[1]	Other Expenses for Class N Shares are based on estimated amounts for the current fiscal year.